American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2020

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 38.5%
U.S. Treasury Bills, 0.12%, 7/15/21(1)	20,000,000	19,992,134
U.S. Treasury Bills, 0.14%, 9/9/21(1)	10,000,000	9,994,730
U.S. Treasury Bonds, 5.00%, 5/15/37	4,000,000	6,263,906
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	22,450,000	30,453,074
U.S. Treasury Bonds, 1.125%, 5/15/40	12,500,000	11,855,469
U.S. Treasury Bonds, 1.125%, 8/15/40	33,000,000	31,200,469
U.S. Treasury Bonds, 1.375%, 11/15/40	22,000,000	21,719,844
U.S. Treasury Bonds, 3.125%, 11/15/41	16,400,000	21,421,219
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	3,273,828
U.S. Treasury Bonds, 3.00%, 5/15/42	47,500,000	61,009,668
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	8,205,234
U.S. Treasury Bonds, 3.625%, 2/15/44	2,200,000	3,110,680
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	1,000,000	1,316,836
U.S. Treasury Bonds, 2.50%, 2/15/45	30,000,000	35,718,750
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	777,234
U.S. Treasury Bonds, 2.50%, 2/15/46	12,100,000	14,431,613
U.S. Treasury Bonds, 2.25%, 8/15/46	4,000,000	4,558,125
U.S. Treasury Bonds, 3.375%, 11/15/48	50,050,000	70,179,484
U.S. Treasury Bonds, 2.25%, 8/15/49	14,500,000	16,563,984
U.S. Treasury Bonds, 2.375%, 11/15/49	7,000,000	8,208,320
U.S. Treasury Bonds, 2.00%, 2/15/50	37,000,000	40,111,758
U.S. Treasury Bonds, 1.25%, 5/15/50	3,000,000	2,716,172
U.S. Treasury Bonds, 1.375%, 8/15/50	300,000	280,406
U.S. Treasury Bonds, 1.625%, 11/15/50	18,100,000	17,996,774
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	12,096,240	13,016,206
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	9,881,550	10,855,882
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	42,146,160	45,840,106
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	23,287,516	26,373,837
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	84,288,990	94,598,115
U.S. Treasury Notes, 1.50%, 8/31/21	5,000,000	5,046,423
U.S. Treasury Notes, 1.875%, 1/31/22	2,000,000	2,038,203
U.S. Treasury Notes, 0.375%, 3/31/22	15,000,000	15,050,391
U.S. Treasury Notes, 1.75%, 6/15/22	5,000,000	5,118,359
U.S. Treasury Notes, 0.125%, 10/31/22	20,000,000	20,003,906
U.S. Treasury Notes, 1.625%, 12/15/22	80,000,000	82,346,875
U.S. Treasury Notes, 0.50%, 3/15/23	86,000,000	86,708,828
U.S. Treasury Notes, 1.50%, 3/31/23	3,500,000	3,606,777
U.S. Treasury Notes, 0.25%, 6/15/23	75,000,000	75,196,289
U.S. Treasury Notes, 0.125%, 8/15/23	19,000,000	18,989,609
U.S. Treasury Notes, 0.125%, 9/15/23	60,000,000	59,957,813
U.S. Treasury Notes, 0.125%, 10/15/23	50,000,000	49,964,844
U.S. Treasury Notes, 0.25%, 11/15/23	100,000,000	100,281,250
U.S. Treasury Notes, 0.125%, 12/15/23	20,000,000	19,975,781
U.S. Treasury Notes, 2.375%, 2/29/24	15,000,000	16,035,352
U.S. Treasury Notes, 2.125%, 11/30/24	23,500,000	25,214,766
U.S. Treasury Notes, 1.125%, 2/28/25	57,000,000	59,006,133
U.S. Treasury Notes, 0.25%, 5/31/25	24,800,000	24,750,594
U.S. Treasury Notes, 0.25%, 8/31/25	130,000,000	129,563,281
U.S. Treasury Notes, 0.375%, 11/30/25	5,000,000	5,006,250

U.S. Treasury Notes, 2.625%, 12/31/25	20,000,000	22,241,406
U.S. Treasury Notes, 1.375%, 8/31/26	13,500,000	14,199,258
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,760,859
U.S. Treasury Notes, 1.125%, 2/28/27	37,000,000	38,364,375
U.S. Treasury Notes, 0.625%, 3/31/27	69,000,000	69,404,297
U.S. Treasury Notes, 0.50%, 4/30/27	45,000,000	44,882,227
U.S. Treasury Notes, 0.50%, 6/30/27	16,100,000	16,030,191
U.S. Treasury Notes, 0.50%, 8/31/27	46,000,000	45,707,109
U.S. Treasury Notes, 0.625%, 11/30/27	50,000,000	49,976,563
U.S. Treasury Notes, 1.50%, 2/15/30	1,200,000	1,268,953
U.S. Treasury Notes, VRN, 0.21%, (3-month USBMMY plus 0.11%), 4/30/22	25,000,000	25,023,102
TOTAL U.S. TREASURY SECURITIES (Cost $1,729,272,615)		1,766,763,921
CORPORATE BONDS — 26.6%
Aerospace and Defense — 0.5%
Boeing Co. (The), 5.15%, 5/1/30	2,320,000	2,811,841
Boeing Co. (The), 5.81%, 5/1/50	4,550,000	6,285,734
L3Harris Technologies, Inc., 1.80%, 1/15/31	1,490,000	1,518,253
Lockheed Martin Corp., 3.80%, 3/1/45	430,000	538,848
Raytheon Technologies Corp., 4.125%, 11/16/28	5,940,000	7,083,031
Raytheon Technologies Corp., 5.70%, 4/15/40	2,215,000	3,246,799
		21,484,506
Airlines — 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	6,344,000	6,783,034
Southwest Airlines Co., 5.125%, 6/15/27	5,521,000	6,572,559
		13,355,593
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	2,670,000	2,872,367
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,730,000	5,871,817
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,950,000	1,985,002
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	5,290,000	5,389,769
General Motors Co., 5.15%, 4/1/38	2,160,000	2,597,156
General Motors Financial Co., Inc., 2.75%, 6/20/25	5,400,000	5,777,869
General Motors Financial Co., Inc., 2.70%, 8/20/27	8,576,000	9,105,091
		30,726,704
Banks — 3.2%
Banco Santander SA, 2.75%, 5/28/25	5,950,000	6,357,103
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	7,505,000	7,670,123
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	3,620,000	4,158,655
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	8,079,000	8,582,781
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	10,495,000	10,951,261
Bank of America Corp., VRN, 3.42%, 12/20/28	8,490,000	9,605,261
BBVA Bancomer SA, 1.875%, 9/18/25(3)	6,180,000	6,249,525
BNP Paribas SA, VRN, 2.59%, 8/12/35(3)	6,535,000	6,688,468
BPCE SA, 5.15%, 7/21/24(3)	4,190,000	4,775,345
BPCE SA, VRN, 1.65%, 10/6/26(3)	3,190,000	3,267,441
Citigroup, Inc., VRN, 3.11%, 4/8/26	5,891,000	6,444,092
Citigroup, Inc., VRN, 3.52%, 10/27/28	4,055,000	4,585,338
Citigroup, Inc., VRN, 2.57%, 6/3/31	4,775,000	5,090,910
DNB Bank ASA, VRN, 1.13%, 9/16/26(3)	4,070,000	4,116,923
FNB Corp., 2.20%, 2/24/23	4,790,000	4,883,538
HSBC Holdings plc, VRN, 2.01%, 9/22/28	3,169,000	3,246,846
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	5,995,000	6,368,535
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	9,024,000	9,706,292

Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	5,694,000	6,017,871
Natwest Group plc, VRN, 2.36%, 5/22/24	1,344,000	1,399,212
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	4,835,000	4,912,314
Wells Fargo & Co., 4.125%, 8/15/23	1,170,000	1,278,785
Wells Fargo & Co., 3.00%, 10/23/26	7,709,000	8,550,018
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	7,200,000	7,668,954
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,895,000	1,996,886
Wells Fargo & Co., VRN, 3.07%, 4/30/41	3,895,000	4,243,363
		148,815,840
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,395,000	7,043,261
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	8,100,000	9,995,303
		17,038,564
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	6,170,000	6,921,720
AbbVie, Inc., 4.40%, 11/6/42	2,290,000	2,875,795
Gilead Sciences, Inc., 3.65%, 3/1/26	7,660,000	8,706,447
Gilead Sciences, Inc., 1.65%, 10/1/30	2,267,000	2,278,041
		20,782,003
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	1,490,000	1,517,052
Capital Markets — 2.8%
Ares Capital Corp., 3.25%, 7/15/25	3,552,000	3,767,539
Ares Finance Co. II LLC, 3.25%, 6/15/30(3)	3,340,000	3,540,898
CI Financial Corp., 3.20%, 12/17/30	7,040,000	7,221,421
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(3)	3,415,000	3,594,802
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(3)	12,340,000	12,906,920
FS KKR Capital Corp., 3.40%, 1/15/26	10,990,000	10,929,338
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	5,425,000	5,543,664
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	12,212,000	13,718,675
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	4,885,000	5,260,361
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26	7,780,000	7,867,540
Golub Capital BDC, Inc., 3.375%, 4/15/24	6,370,000	6,488,515
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32	8,655,000	8,711,279
Morgan Stanley, VRN, 2.19%, 4/28/26	14,722,000	15,559,743
Owl Rock Capital Corp., 3.40%, 7/15/26	10,765,000	10,919,220
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	6,255,000	6,544,539
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(3)	4,068,000	4,094,065
		126,668,519
Chemicals — 0.4%
CF Industries, Inc., 4.50%, 12/1/26(3)	4,630,000	5,488,376
CF Industries, Inc., 5.15%, 3/15/34	2,520,000	3,102,422
Dow Chemical Co. (The), 3.60%, 11/15/50	6,000,000	6,741,632
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(3)	2,168,000	2,234,905
		17,567,335
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	3,071,000	3,247,091
Waste Connections, Inc., 2.60%, 2/1/30	5,850,000	6,298,382
Waste Management, Inc., 2.50%, 11/15/50	1,660,000	1,677,284
		11,222,757
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	3,500,000	3,753,593
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	1,699,000	1,820,031

Vulcan Materials Co., 3.50%, 6/1/30	3,270,000	3,756,958
		5,576,989
Consumer Finance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	3,850,000	4,037,524
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	5,895,000	6,432,937
Synchrony Financial, 2.85%, 7/25/22	5,993,000	6,190,275
		16,660,736
Containers and Packaging — 0.1%
Ball Corp., 2.875%, 8/15/30	1,550,000	1,548,062
Berry Global, Inc., 1.57%, 1/15/26(3)	2,360,000	2,383,388
WRKCo, Inc., 3.00%, 9/15/24	2,374,000	2,558,425
		6,489,875
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	3,740,000	4,009,107
Diversified Financial Services — 0.2%
Equitable Holdings, Inc., 5.00%, 4/20/48	2,231,000	2,938,692
GE Capital Funding LLC, 4.40%, 5/15/30(3)	3,370,000	3,973,670
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,420,000	4,082,748
		10,995,110
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 4.10%, 2/15/28	1,870,000	2,199,606
AT&T, Inc., 2.75%, 6/1/31	6,080,000	6,501,053
AT&T, Inc., 3.55%, 9/15/55(3)	1,492,000	1,487,012
AT&T, Inc., 3.80%, 12/1/57(3)	9,723,000	10,138,755
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	930,000	974,302
Telefonica Emisiones SA, 5.46%, 2/16/21	2,400,000	2,413,470
Verizon Communications, Inc., 4.40%, 11/1/34	7,220,000	9,013,216
Verizon Communications, Inc., 2.65%, 11/20/40	6,038,000	6,106,729
Verizon Communications, Inc., 2.99%, 10/30/56(3)	2,970,000	2,989,904
		41,824,047
Electric Utilities — 2.1%
AEP Texas, Inc., 2.10%, 7/1/30	5,290,000	5,538,958
American Electric Power Co., Inc., 3.20%, 11/13/27	1,320,000	1,478,754
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	4,360,000	4,803,826
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,945,000	3,526,576
Commonwealth Edison Co., 3.20%, 11/15/49	4,255,000	4,767,908
DTE Electric Co., 2.25%, 3/1/30	4,530,000	4,862,986
Duke Energy Corp., 2.65%, 9/1/26	2,980,000	3,248,675
Duke Energy Florida LLC, 1.75%, 6/15/30	4,600,000	4,706,835
Duke Energy Florida LLC, 3.85%, 11/15/42	2,740,000	3,282,468
Duke Energy Progress LLC, 4.15%, 12/1/44	4,040,000	5,134,981
Duke Energy Progress LLC, 3.70%, 10/15/46	2,890,000	3,496,184
EDP Finance BV, 1.71%, 1/24/28(3)	5,370,000	5,372,652
Entergy Arkansas LLC, 2.65%, 6/15/51	2,260,000	2,318,147
Entergy Texas, Inc., 1.75%, 3/15/31	4,180,000	4,196,732
Exelon Corp., 4.45%, 4/15/46	2,440,000	3,111,407
Florida Power & Light Co., 4.125%, 2/1/42	2,268,000	2,882,216
Florida Power & Light Co., 3.15%, 10/1/49	2,370,000	2,731,661
MidAmerican Energy Co., 4.40%, 10/15/44	2,545,000	3,306,157
Nevada Power Co., 2.40%, 5/1/30	2,405,000	2,593,149
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,000,000	3,419,262
Northern States Power Co., 2.60%, 6/1/51	1,910,000	2,025,509
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,780,000	2,048,074
PacifiCorp, 2.70%, 9/15/30	996,000	1,097,239
PacifiCorp, 3.30%, 3/15/51	3,470,000	3,992,483

Potomac Electric Power Co., 3.60%, 3/15/24	1,510,000	1,639,896
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	3,970,000	4,001,318
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,090,000	2,464,861
Virginia Electric and Power Co., 2.45%, 12/15/50	2,694,000	2,708,828
Xcel Energy, Inc., 3.40%, 6/1/30	3,300,000	3,796,974
		98,554,716
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	2,276,000	2,500,880
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(3)	5,416,000	5,809,283
Netflix, Inc., 4.875%, 4/15/28	3,564,000	4,024,932
		9,834,215
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	1,135,000	1,413,702
CubeSmart LP, 2.00%, 2/15/31	4,150,000	4,166,152
Equinix, Inc., 5.375%, 5/15/27	3,625,000	3,952,414
Essex Portfolio LP, 3.25%, 5/1/23	1,770,000	1,866,544
Federal Realty Investment Trust, 3.625%, 8/1/46	4,935,000	5,192,946
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31	6,205,000	6,215,496
Highwoods Realty LP, 2.60%, 2/1/31	6,060,000	6,191,435
Host Hotels & Resorts LP, 3.75%, 10/15/23	5,425,000	5,733,391
Kilroy Realty LP, 3.80%, 1/15/23	2,070,000	2,168,801
Kilroy Realty LP, 4.25%, 8/15/29	4,715,000	5,471,936
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	4,850,000	5,103,189
Realty Income Corp., 3.25%, 1/15/31	1,535,000	1,742,081
Regency Centers LP, 3.70%, 6/15/30	3,810,000	4,322,545
Spirit Realty LP, 3.20%, 2/15/31	5,470,000	5,819,315
STORE Capital Corp., 2.75%, 11/18/30	6,640,000	6,757,492
Ventas Realty LP, 4.40%, 1/15/29	3,620,000	4,249,419
VEREIT Operating Partnership LP, 3.40%, 1/15/28	5,032,000	5,559,463
VEREIT Operating Partnership LP, 2.20%, 6/15/28	2,811,000	2,876,856
Welltower, Inc., 2.75%, 1/15/31	3,820,000	4,078,827
		82,882,004
Food and Staples Retailing — 0.5%
Costco Wholesale Corp., 1.60%, 4/20/30	5,700,000	5,844,874
Kroger Co. (The), 3.875%, 10/15/46	3,420,000	4,014,111
Sysco Corp., 5.95%, 4/1/30	8,800,000	11,574,861
Walmart, Inc., 4.05%, 6/29/48	1,990,000	2,700,647
		24,134,493
Food Products — 0.2%
Conagra Brands, Inc., 1.375%, 11/1/27	2,936,000	2,964,308
Mondelez International, Inc., 2.75%, 4/13/30	5,201,000	5,716,459
		8,680,767
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(3)	4,500,000	4,938,750
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	3,200,000	3,549,054
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	4,250,000	4,736,515
Stryker Corp., 1.95%, 6/15/30	1,490,000	1,534,225
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	2,085,000	2,362,548
		12,182,342
Health Care Providers and Services — 0.7%
Centene Corp., 3.375%, 2/15/30	3,167,000	3,336,925
Cigna Corp., 2.40%, 3/15/30	4,490,000	4,788,626
CVS Health Corp., 4.30%, 3/25/28	2,826,000	3,365,835

CVS Health Corp., 1.75%, 8/21/30	3,320,000	3,340,579
CVS Health Corp., 4.78%, 3/25/38	2,030,000	2,564,709
Duke University Health System, Inc., 3.92%, 6/1/47	1,825,000	2,246,521
Partners Healthcare System, Inc., 3.19%, 7/1/49	2,280,000	2,522,617
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,835,000	2,588,217
Universal Health Services, Inc., 2.65%, 10/15/30(3)	8,645,000	8,990,701
		33,744,730
Hotels, Restaurants and Leisure — 0.2%
Las Vegas Sands Corp., 3.90%, 8/8/29	2,660,000	2,861,362
Marriott International, Inc., 3.50%, 10/15/32	5,791,000	6,347,306
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,385,922
		10,594,590
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	1,075,000	1,207,121
D.R. Horton, Inc., 2.50%, 10/15/24	3,490,000	3,726,615
		4,933,736
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc., 2.75%, 3/1/30	3,250,000	3,482,398
General Electric Co., 3.625%, 5/1/30	4,370,000	4,997,684
General Electric Co., 4.35%, 5/1/50	2,490,000	3,028,348
		11,508,430
Insurance — 0.9%
Athene Global Funding, 2.55%, 11/19/30(3)	4,600,000	4,606,796
Athene Holding Ltd., 3.50%, 1/15/31	10,890,000	11,525,798
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(3)	5,167,000	5,192,075
Kemper Corp., 2.40%, 9/30/30	2,670,000	2,722,439
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	40,000	50,362
Lincoln National Corp., 4.35%, 3/1/48	5,425,000	6,820,952
Protective Life Global Funding, 1.74%, 9/21/30(3)	6,200,000	6,235,668
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	2,468,000	2,689,570
		39,843,660
Interactive Media and Services — 0.1%
Baidu, Inc., 1.72%, 4/9/26	5,600,000	5,688,950
Internet and Direct Marketing Retail — 0.1%
Meituan, 3.05%, 10/28/30(3)	2,625,000	2,731,575
IT Services — 0.2%
Fiserv, Inc., 3.50%, 7/1/29	2,535,000	2,898,457
International Business Machines Corp., 1.70%, 5/15/27	6,275,000	6,526,007
		9,424,464
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	4,540,000	4,638,213
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	8,285,000	9,902,013
Comcast Corp., 2.35%, 1/15/27	8,065,000	8,684,321
Comcast Corp., 3.20%, 7/15/36	2,761,000	3,140,959
Comcast Corp., 3.75%, 4/1/40	1,285,000	1,548,308
Discovery Communications LLC, 5.20%, 9/20/47	5,610,000	7,308,230
Time Warner Cable LLC, 4.50%, 9/15/42	2,564,000	3,004,599
ViacomCBS, Inc., 4.75%, 5/15/25	4,745,000	5,509,950
ViacomCBS, Inc., 4.375%, 3/15/43	4,095,000	4,837,984
		43,936,364
Metals and Mining — 0.4%
Minera Mexico SA de CV, 4.50%, 1/26/50(3)	7,300,000	8,460,773
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	1,730,000	2,120,428
Steel Dynamics, Inc., 3.45%, 4/15/30	1,605,000	1,819,458

Steel Dynamics, Inc., 3.25%, 10/15/50	800,000	837,175
Teck Resources Ltd., 3.90%, 7/15/30	1,950,000	2,173,980
Teck Resources Ltd., 6.25%, 7/15/41	2,110,000	2,697,677
		18,109,491
Multi-Utilities — 0.7%
Ameren Corp., 3.50%, 1/15/31	5,618,000	6,467,938
CenterPoint Energy, Inc., 4.25%, 11/1/28	4,781,000	5,666,106
Dominion Energy, Inc., 4.90%, 8/1/41	3,620,000	4,750,772
NiSource, Inc., 5.65%, 2/1/45	1,925,000	2,773,078
Sempra Energy, 2.875%, 10/1/22	1,670,000	1,738,782
Sempra Energy, 3.25%, 6/15/27	2,840,000	3,180,703
WEC Energy Group, Inc., 1.375%, 10/15/27	5,720,000	5,821,005
		30,398,384
Multiline Retail†
Target Corp., 2.35%, 2/15/30	2,000,000	2,186,916
Oil, Gas and Consumable Fuels — 2.2%
Aker BP ASA, 3.75%, 1/15/30(3)	5,200,000	5,479,345
Aker BP ASA, 4.00%, 1/15/31(3)	1,960,000	2,126,339
BP Capital Markets America, Inc., 1.75%, 8/10/30	2,900,000	2,911,917
BP Capital Markets America, Inc., 2.94%, 6/4/51	3,575,000	3,650,627
Chevron Corp., 2.00%, 5/11/27	2,490,000	2,641,860
Diamondback Energy, Inc., 3.50%, 12/1/29	6,290,000	6,726,425
Ecopetrol SA, 5.875%, 5/28/45	690,000	836,452
Energy Transfer Operating LP, 4.25%, 3/15/23	4,430,000	4,711,701
Energy Transfer Operating LP, 4.90%, 3/15/35	3,070,000	3,385,533
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,120,000	6,361,284
EOG Resources, Inc., 4.10%, 2/1/21	1,640,000	1,644,219
Equinor ASA, 1.75%, 1/22/26	2,510,000	2,637,357
Equinor ASA, 3.25%, 11/18/49	1,460,000	1,622,583
Exxon Mobil Corp., 1.57%, 4/15/23	4,030,000	4,146,060
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,188,000	5,441,066
MPLX LP, 5.25%, 1/15/25	2,600,000	2,668,268
MPLX LP, 2.65%, 8/15/30	3,160,000	3,315,388
MPLX LP, 4.50%, 4/15/38	2,080,000	2,379,209
Ovintiv, Inc., 6.50%, 2/1/38	910,000	1,017,135
Petroleos Mexicanos, 4.875%, 1/24/22	1,420,000	1,465,177
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	132,743
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,873,125
Petroleos Mexicanos, 6.50%, 3/13/27	2,100,000	2,215,374
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	49,578
Petroleos Mexicanos, 5.50%, 6/27/44	100,000	86,200
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	7,460,000	8,025,216
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	7,650,000	8,925,605
Saudi Arabian Oil Co., 1.625%, 11/24/25(3)	2,000,000	2,050,415
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	4,610,000	5,045,512
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	2,550,000	2,861,669
Valero Energy Corp., 1.20%, 3/15/24	4,992,000	5,041,308
		101,474,690
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	4,870,000	5,143,911
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 1.45%, 11/13/30	4,730,000	4,755,175
Bristol-Myers Squibb Co., 2.55%, 11/13/50	4,703,000	4,816,050
Royalty Pharma plc, 2.20%, 9/2/30(3)	4,890,000	5,027,326
Viatris, Inc., 2.70%, 6/22/30(3)	7,461,000	7,919,221

Viatris, Inc., 4.00%, 6/22/50(3)	2,411,000	2,762,383
		25,280,155
Road and Rail — 0.8%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	5,200,000	5,353,400
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,496,269
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	6,940,000	9,079,559
CSX Corp., 3.25%, 6/1/27	5,120,000	5,793,181
CSX Corp., 2.50%, 5/15/51	4,190,000	4,162,095
Norfolk Southern Corp., 3.05%, 5/15/50	2,640,000	2,894,805
Union Pacific Corp., 2.40%, 2/5/30	2,770,000	2,986,316
Union Pacific Corp., MTN, 3.55%, 8/15/39	3,730,000	4,317,666
		36,083,291
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.15%, 11/15/25	4,690,000	5,123,042
Broadcom, Inc., 4.15%, 11/15/30	3,750,000	4,343,612
Microchip Technology, Inc., 2.67%, 9/1/23(3)	4,475,000	4,682,932
		14,149,586
Software — 0.2%
Oracle Corp., 4.00%, 7/15/46	5,930,000	7,279,158
Specialty Retail — 0.4%
Home Depot, Inc. (The), 2.50%, 4/15/27	3,930,000	4,317,154
Home Depot, Inc. (The), 3.90%, 6/15/47	3,450,000	4,406,182
Home Depot, Inc. (The), 3.35%, 4/15/50	4,815,000	5,730,498
Lowe's Cos., Inc., 1.30%, 4/15/28	4,687,000	4,729,414
		19,183,248
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	8,384,000	9,275,360
EMC Corp., 3.375%, 6/1/23	8,740,000	9,180,933
Seagate HDD Cayman, 4.875%, 3/1/24	1,645,000	1,790,426
Seagate HDD Cayman, 4.75%, 1/1/25	3,655,000	3,990,072
		24,236,791
Trading Companies and Distributors — 0.2%
Air Lease Corp., MTN, 2.875%, 1/15/26	2,940,000	3,113,095
Aircastle Ltd., 5.25%, 8/11/25(3)	6,265,000	6,905,601
		10,018,696
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	4,310,000	4,675,927
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 2.55%, 2/15/31(3)	4,110,000	4,320,925
Vodafone Group plc, 4.375%, 2/19/43	2,080,000	2,578,829
		6,899,754
TOTAL CORPORATE BONDS (Cost $1,161,717,977)		1,217,233,574
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 26.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.25%), 9/1/35	336,836	356,251
FHLMC, VRN, 2.64%, (1-year H15T1Y plus 2.25%), 7/1/36	57,261	60,560
FHLMC, VRN, 2.99%, (12-month LIBOR plus 1.87%), 7/1/36	921,984	973,899
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	796,769	841,900
FHLMC, VRN, 3.27%, (1-year H15T1Y plus 2.26%), 4/1/37	677,024	714,842
FHLMC, VRN, 3.14%, (12-month LIBOR plus 1.77%), 2/1/38	284,343	300,029
FHLMC, VRN, 3.83%, (12-month LIBOR plus 1.85%), 6/1/38	138,893	146,703
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	65,497	68,739
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	92,307	96,332
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	55,261	58,127

FHLMC, VRN, 3.21%, (12-month LIBOR plus 1.86%), 7/1/41	627,834	660,739
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.65%), 12/1/42	394,155	409,640
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	67,839	69,676
FHLMC, VRN, 3.19%, (12-month LIBOR plus 1.63%), 5/1/43	95,790	99,537
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	2,160	2,171
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	56,018	56,396
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.63%), 1/1/44	1,849,541	1,925,541
FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.62%), 6/1/44	707,274	738,114
FHLMC, VRN, 2.41%, (12-month LIBOR plus 1.6%), 10/1/44	615,656	638,867
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	1,600,624	1,665,122
FHLMC, VRN, 2.34%, (12-month LIBOR plus 1.63%), 8/1/46	1,890,894	1,963,200
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	1,173,920	1,225,333
FNMA, VRN, 2.00%, (6-month LIBOR plus 1.57%), 6/1/35	852,945	884,657
FNMA, VRN, 2.02%, (6-month LIBOR plus 1.57%), 6/1/35	1,055,101	1,094,335
FNMA, VRN, 2.09%, (6-month LIBOR plus 1.57%), 6/1/35	410,768	426,031
FNMA, VRN, 2.12%, (6-month LIBOR plus 1.57%), 6/1/35	134,709	139,708
FNMA, VRN, 1.94%, (6-month LIBOR plus 1.54%), 9/1/35	810,371	842,268
FNMA, VRN, 2.87%, (1-year H15T1Y plus 2.16%), 3/1/38	718,768	756,277
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	33,328	34,707
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	64,366	67,052
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	120,954	125,575
FNMA, VRN, 2.46%, (12-month LIBOR plus 1.75%), 8/1/41	127,775	133,390
FNMA, VRN, 3.08%, (12-month LIBOR plus 1.58%), 3/1/43	229,965	237,767
FNMA, VRN, 3.53%, (12-month LIBOR plus 1.56%), 1/1/45	36,082	37,000
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	321,864	333,092
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	2,668,275	2,766,645
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,218,752	1,272,415
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	3,275,913	3,419,021
FNMA, VRN, 3.14%, (12-month LIBOR plus 1.61%), 4/1/47	2,112,070	2,205,667
FNMA, VRN, 2.93%, (12-month LIBOR plus 1.62%), 5/1/47	2,039,081	2,134,294
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	679,279	710,422
		30,692,041
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 25.7%
FHLMC, 7.00%, 9/1/27	112	125
FHLMC, 6.50%, 1/1/28	180	202
FHLMC, 7.00%, 2/1/28	30	34
FHLMC, 6.50%, 3/1/29	1,146	1,293
FHLMC, 6.50%, 6/1/29	1,501	1,684
FHLMC, 7.00%, 8/1/29	127	142
FHLMC, 6.50%, 5/1/31	1,338	1,501
FHLMC, 6.50%, 6/1/31	157	177
FHLMC, 5.50%, 12/1/33	15,363	17,679
FHLMC, 6.00%, 2/1/38	127,948	152,109
FHLMC, 5.50%, 4/1/38	66,673	78,387
FHLMC, 6.00%, 5/1/38	102,894	121,922
FHLMC, 6.00%, 8/1/38	20,332	23,860
FHLMC, 5.50%, 9/1/38	503,644	589,526
FHLMC, 4.50%, 5/1/47	9,294,161	10,105,531
FHLMC, 3.50%, 12/1/47	5,138,984	5,471,617
FHLMC, 4.00%, 9/1/48	18,214,516	19,451,001
FHLMC, 4.00%, 10/1/48	2,671,358	2,846,669
FHLMC, 4.00%, 10/1/48	15,898,651	16,931,956
FHLMC, 3.50%, 4/1/49	29,227,508	30,853,078
FHLMC, 3.50%, 10/1/49	42,874,558	45,239,344
FHLMC, 3.00%, 8/1/50	18,807,636	19,721,325

FNMA, 6.50%, 1/1/26	742	832
FNMA, 7.00%, 12/1/27	265	294
FNMA, 7.50%, 4/1/28	1,644	1,838
FNMA, 7.00%, 5/1/28	1,520	1,578
FNMA, 7.00%, 6/1/28	27	28
FNMA, 6.50%, 1/1/29	190	216
FNMA, 6.50%, 4/1/29	696	788
FNMA, 7.00%, 7/1/29	119	120
FNMA, 7.50%, 7/1/29	1,131	1,174
FNMA, 7.50%, 9/1/30	480	563
FNMA, 5.00%, 7/1/31	1,144,072	1,298,562
FNMA, 7.00%, 9/1/31	2,330	2,476
FNMA, 6.50%, 1/1/32	601	675
FNMA, 6.50%, 8/1/32	3,150	3,594
FNMA, 5.50%, 6/1/33	9,711	11,311
FNMA, 5.50%, 7/1/33	51,646	60,102
FNMA, 5.50%, 8/1/33	22,831	26,639
FNMA, 5.50%, 9/1/33	29,686	34,612
FNMA, 5.00%, 11/1/33	113,624	131,389
FNMA, 6.00%, 12/1/33	336,663	402,509
FNMA, 5.50%, 1/1/34	22,253	25,945
FNMA, 3.50%, 3/1/34	1,248,876	1,344,668
FNMA, 5.50%, 12/1/34	31,042	35,569
FNMA, 4.50%, 1/1/35	123,893	136,950
FNMA, 5.00%, 8/1/35	47,946	55,763
FNMA, 5.00%, 2/1/36	347,611	404,124
FNMA, 5.50%, 7/1/36	19,891	22,899
FNMA, 5.50%, 2/1/37	9,475	11,143
FNMA, 6.00%, 4/1/37	97,219	116,549
FNMA, 6.00%, 7/1/37	230,130	272,797
FNMA, 6.00%, 8/1/37	136,995	163,620
FNMA, 6.50%, 8/1/37	11,517	13,358
FNMA, 6.00%, 9/1/37	142,795	168,891
FNMA, 6.00%, 11/1/37	54,807	64,924
FNMA, 5.50%, 2/1/38	427,386	502,631
FNMA, 5.50%, 2/1/38	44,041	50,597
FNMA, 5.00%, 5/1/38	137,756	160,219
FNMA, 5.50%, 6/1/38	127,592	147,498
FNMA, 5.00%, 1/1/39	37,947	42,034
FNMA, 4.50%, 2/1/39	269,490	301,484
FNMA, 5.50%, 3/1/39	293,819	344,818
FNMA, 4.50%, 4/1/39	213,949	242,012
FNMA, 4.50%, 5/1/39	557,702	630,781
FNMA, 6.50%, 5/1/39	82,257	96,417
FNMA, 4.50%, 6/1/39	306,202	343,889
FNMA, 5.00%, 8/1/39	289,383	336,516
FNMA, 4.50%, 9/1/39	1,184,682	1,341,041
FNMA, 4.50%, 10/1/39	963,261	1,090,696
FNMA, 5.00%, 4/1/40	765,001	887,881
FNMA, 5.00%, 4/1/40	1,472,026	1,712,294
FNMA, 5.00%, 6/1/40	1,291,579	1,502,406
FNMA, 4.00%, 10/1/40	1,049,552	1,178,586
FNMA, 4.50%, 11/1/40	952,943	1,070,204
FNMA, 5.00%, 11/1/40	110,071	128,039
FNMA, 3.50%, 12/1/40	150,914	162,994

FNMA, 4.00%, 8/1/41	1,710,014	1,901,074
FNMA, 4.50%, 9/1/41	120,629	135,483
FNMA, 4.50%, 9/1/41	832,441	935,476
FNMA, 3.50%, 10/1/41	1,154,024	1,239,699
FNMA, 3.50%, 12/1/41	5,187,410	5,596,161
FNMA, 4.00%, 12/1/41	2,619,419	2,887,512
FNMA, 3.50%, 1/1/42	113,842	122,894
FNMA, 5.00%, 1/1/42	2,882,839	3,346,597
FNMA, 3.50%, 2/1/42	3,711,853	4,007,034
FNMA, 3.50%, 4/1/42	259,706	282,128
FNMA, 3.50%, 5/1/42	1,197,207	1,302,301
FNMA, 3.50%, 6/1/42	1,183,688	1,293,839
FNMA, 3.50%, 8/1/42	237,252	254,450
FNMA, 3.50%, 8/1/42	6,270,820	6,816,210
FNMA, 3.50%, 9/1/42	1,604,298	1,742,694
FNMA, 3.50%, 12/1/42	494,926	538,372
FNMA, 4.00%, 1/1/44	358,480	392,320
FNMA, 4.00%, 11/1/45	819,937	894,598
FNMA, 4.00%, 11/1/45	3,745,693	4,066,325
FNMA, 4.00%, 2/1/46	4,168,636	4,532,763
FNMA, 4.00%, 4/1/46	8,361,457	9,050,102
FNMA, 6.50%, 8/1/47	4,186	4,555
FNMA, 6.50%, 9/1/47	8,445	9,158
FNMA, 6.50%, 9/1/47	407	442
FNMA, 6.50%, 9/1/47	4,457	4,831
FNMA, 3.50%, 3/1/48	5,574,621	5,908,159
FNMA, 4.00%, 6/1/48	14,958,944	16,043,108
FNMA, 4.50%, 7/1/48	13,749,059	14,968,290
FNMA, 4.00%, 8/1/48	4,205,921	4,495,867
FNMA, 4.50%, 2/1/49	10,102,907	10,958,817
FNMA, 3.50%, 4/1/49	20,329,370	21,481,538
FNMA, 4.00%, 6/1/49	21,199,067	22,631,364
FNMA, 3.50%, 7/1/49	6,179,004	6,528,594
FNMA, 3.50%, 9/1/49	1,210,973	1,279,500
FNMA, 4.50%, 9/1/49	3,314,325	3,581,095
FNMA, 3.00%, 12/1/49	19,804,821	20,809,722
FNMA, 3.00%, 3/1/50	13,694,769	14,379,101
FNMA, 3.00%, 3/1/50	72,271,728	76,328,310
FNMA, 2.50%, 4/1/50	5,007,557	5,284,082
FNMA, 3.00%, 5/1/50	6,646,931	7,095,613
FNMA, 3.00%, 6/1/50	7,893,316	8,281,746
FNMA, 3.00%, 6/1/50	7,666,905	8,044,199
FNMA, 3.00%, 6/1/50	10,065,326	10,629,545
FNMA, 2.50%, 10/1/50	64,139,908	67,684,636
GNMA, 2.50%, TBA	21,850,000	23,127,724
GNMA, 3.00%, TBA	44,500,000	46,531,606
GNMA, 7.00%, 11/15/22	218	220
GNMA, 7.00%, 4/20/26	125	140
GNMA, 7.50%, 8/15/26	291	328
GNMA, 8.00%, 8/15/26	127	139
GNMA, 7.50%, 5/15/27	170	173
GNMA, 8.00%, 6/15/27	331	332
GNMA, 7.00%, 2/15/28	121	121
GNMA, 7.50%, 2/15/28	60	60
GNMA, 6.50%, 3/15/28	439	487

GNMA, 6.50%, 5/15/28	1,968	2,188
GNMA, 7.00%, 12/15/28	173	174
GNMA, 7.00%, 5/15/31	1,476	1,752
GNMA, 6.00%, 7/15/33	396,818	475,022
GNMA, 4.50%, 8/15/33	410,331	456,304
GNMA, 5.00%, 3/20/36	47,403	54,103
GNMA, 5.00%, 4/20/36	96,509	110,083
GNMA, 5.00%, 5/20/36	149,273	169,869
GNMA, 5.50%, 1/15/39	515,275	607,664
GNMA, 6.00%, 1/20/39	20,329	23,597
GNMA, 6.00%, 2/20/39	128,263	148,874
GNMA, 4.50%, 6/15/39	1,188,370	1,345,716
GNMA, 5.00%, 9/15/39	32,742	37,134
GNMA, 5.50%, 9/15/39	47,773	55,052
GNMA, 5.00%, 10/15/39	532,892	605,528
GNMA, 4.50%, 1/15/40	433,633	483,058
GNMA, 4.00%, 11/20/40	1,432,810	1,585,140
GNMA, 4.00%, 12/15/40	525,272	573,735
GNMA, 4.50%, 6/15/41	416,148	474,272
GNMA, 4.50%, 7/20/41	606,854	676,250
GNMA, 3.50%, 4/20/42	3,199,862	3,480,315
GNMA, 3.50%, 6/20/42	6,950,366	7,560,499
GNMA, 3.50%, 3/20/43	440,030	479,202
GNMA, 3.50%, 4/20/43	2,753,017	2,998,322
GNMA, 4.50%, 11/20/43	73,010	81,362
GNMA, 3.50%, 7/20/44	201,118	218,053
GNMA, 4.00%, 9/20/45	434,029	476,131
GNMA, 3.50%, 3/15/46	1,576,568	1,680,579
GNMA, 3.50%, 4/20/46	5,972,307	6,454,985
GNMA, 2.50%, 7/20/46	8,100,742	8,656,027
GNMA, 2.50%, 8/20/46	940,017	1,002,109
GNMA, 2.50%, 2/20/47	449,465	479,537
GNMA, 3.00%, 4/20/50	62,208,937	65,072,393
UMBS, 2.00%, TBA	73,750,000	76,604,837
UMBS, 2.50%, TBA	252,450,000	266,097,750
UMBS, 3.00%, TBA	28,500,000	29,858,038
UMBS, 3.50%, TBA	80,000,000	84,560,323
		1,179,776,310
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,199,737,455)		1,210,468,351
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.3%
Private Sponsor Collateralized Mortgage Obligations — 3.0%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.79%, 3/25/35	1,055,124	1,081,539
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(3)	818,006	834,183
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(3)	1,294,042	1,316,877
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	2,205,902	2,253,839
Arroyo Mortgage Trust, Series 2018-1, Class A2, VRN, 4.02%, 4/25/48(3)	4,642,150	4,725,900
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	877,048	878,722
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 11/25/34	782,434	772,969
Bellemeade Re 2020-1 Ltd., Series 2020-1A, Class B1, VRN, 4.55%, (1-month LIBOR plus 4.40%), 6/25/30(3)	3,250,000	3,304,576
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.10%, (1-month LIBOR plus 1.95%), 7/25/29(3)	4,060,000	4,055,817
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A1, VRN, 1.45%, 5/25/60(3)	5,537,878	5,592,230
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	1,659,709	1,669,919
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(3)	6,480,629	6,579,499
COLT Mortgage Loan Trust, Series 2020-3, Class A1 SEQ, VRN, 1.51%, 4/27/65(3)	11,774,844	11,888,640

Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.80%, (1-month LIBOR plus 3.65%), 2/25/40(3)	6,500,000	6,581,867
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,099	3,975
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.84%, 10/25/34	87,873	91,373
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	4,940,161	5,070,369
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	2,876,877	2,927,672
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(3)	6,230,239	6,260,210
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2, 1.41%, 5/25/65(3)	4,450,197	4,467,507
CSMC Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(3)	5,287,551	5,371,969
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.42%, 10/25/34	881,763	894,262
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(3)	5,008,679	5,106,664
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.82%, 6/25/34	356,632	351,082
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.88%, 5/25/34	703,842	679,108
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	641,186	642,652
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.64%, 9/25/35	1,387,551	1,404,517
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.40%, (1-month LIBOR plus 3.25%), 10/25/30(3)	10,600,000	10,786,817
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A2 SEQ, VRN, 1.69%, 10/25/55(3)	2,819,245	2,832,911
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	390,055	395,321
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	428,842	438,858
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.18%, 11/21/34	779,658	798,576
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.41%, 11/25/35	1,507,282	1,479,550
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.64%, 2/25/35	660,992	689,184
MFA Trust, Series 2020-NQM1, Class A1 SEQ, VRN, 1.48%, 3/25/65(3)	4,666,919	4,703,963
MFA Trust, Series 2020-NQM3, Class A1 SEQ, VRN, 1.01%, 1/26/65(3)	3,840,775	3,852,252
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	3,886,080	4,218,725
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(3)	2,326,548	2,347,836
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.55%, (1-month LIBOR plus 2.40%), 10/25/30(3)	5,500,000	5,510,380
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	1,654,079	1,661,384
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	1,742,189	1,791,353
Starwood Mortgage Residential Trust, Series 2020-2, Class A2 SEQ, VRN, 3.97%, 4/25/60(3)	3,000,000	3,133,108
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.72%, 7/25/34	357,671	362,584
Verus Securitization Trust, Series 2019-2, Class A1 SEQ, VRN, 3.21%, 5/25/59(3)	8,674,750	8,752,400
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	38,638	40,279
		138,603,418
U.S. Government Agency Collateralized Mortgage Obligations — 3.3%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 11/25/23	5,025,644	5,014,980
FHLMC, Series 2014-DN2, Class M3, VRN, 3.75%, (1-month LIBOR plus 3.60%), 4/25/24	6,897,063	6,875,629
FHLMC, Series 2014-DN3, Class M3, VRN, 4.15%, (1-month LIBOR plus 4.00%), 8/25/24	2,509,427	2,569,744
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.90%, (1-month LIBOR plus 4.75%), 10/25/24	1,989,318	2,015,288
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.85%, (1-month LIBOR plus 3.70%), 4/25/28	3,451,743	3,572,384
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	1,826,647	1,866,375
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.70%, (1-month LIBOR plus 5.55%), 7/25/28	9,774,118	10,240,758
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.80%, (1-month LIBOR plus 4.65%), 10/25/28	5,437,827	5,682,022
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.15%, (1-month LIBOR plus 5.00%), 12/25/28	9,019,440	9,464,303
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.50%, (1-month LIBOR plus 1.35%), 3/25/29	370,997	371,163
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.05%, (1-month LIBOR plus 3.90%), 4/25/29	5,735,708	5,974,832
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.40%, (1-month LIBOR plus 3.25%), 7/25/29	8,651,880	8,893,910
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.60%, (1-month LIBOR plus 3.45%), 10/25/29	2,400,000	2,489,974
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.45%, (1-month LIBOR plus 2.30%), 10/25/48(3)	1,750,000	1,740,540
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.60%, (1-month LIBOR plus 2.45%), 3/25/49(3)	3,427,742	3,433,379
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.15%, (1-month LIBOR plus 3.00%), 6/25/50(3)	8,350,000	8,426,134
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.88%, (SOFR plus 2.80%), 10/25/50(3)	7,450,000	7,587,116
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.75%, (1-month LIBOR plus 3.60%), 7/25/50(3)	4,060,000	4,108,393
FHLMC, Series 3397, Class GF, VRN, 0.66%, (1-month LIBOR plus 0.50%), 12/15/37	1,037,442	1,053,012
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	7,610,363	7,441,289

FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	3,463,003	3,445,483
FNMA, Series 2014-C03, Class 2M2, VRN, 3.05%, (1-month LIBOR plus 2.90%), 7/25/24	4,582,510	4,608,729
FNMA, Series 2014-C04, Class 1M2, VRN, 5.05%, (1-month LIBOR plus 4.90%), 11/25/24	3,692,437	3,802,996
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	1,367,374	1,406,171
FNMA, Series 2015-C03, Class 1M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	8,880,340	9,165,692
FNMA, Series 2015-C03, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 7/25/25	2,792,377	2,844,105
FNMA, Series 2015-C04, Class 1M2, VRN, 5.85%, (1-month LIBOR plus 5.70%), 4/25/28	5,494,070	5,887,709
FNMA, Series 2015-C04, Class 2M2, VRN, 5.70%, (1-month LIBOR plus 5.55%), 4/25/28	3,821,023	4,034,617
FNMA, Series 2016-C01, Class 2M2, VRN, 7.10%, (1-month LIBOR plus 6.95%), 8/25/28	6,647,437	7,082,806
FNMA, Series 2016-C04, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 1/25/29	5,552,858	5,802,152
FNMA, Series 2016-C06, Class 1M2, VRN, 4.40%, (1-month LIBOR plus 4.25%), 4/25/29	3,088,618	3,246,696
		150,148,381
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $284,290,525)		288,751,799
COLLATERALIZED LOAN OBLIGATIONS — 4.6%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.17%, (3-month LIBOR plus 1.95%), 1/20/32(3)	8,850,000	8,847,964
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.44%, (3-month LIBOR plus 1.20%), 1/15/29(3)	4,100,000	4,110,967
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(3)	9,000,000	8,990,026
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.28%), 2/12/30(3)	7,900,000	7,921,454
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.19%, (3-month LIBOR plus 0.98%), 4/24/31(3)	4,600,000	4,588,820
CIFC Funding Ltd., Series 2015-4A, Class A1R, VRN, 1.37%, (3-month LIBOR plus 1.15%), 10/20/27(3)	5,000,000	5,008,273
CIFC Funding Ltd., Series 2016-1A, Class A1R, VRN, 1.56%, (3-month LIBOR plus 1.35%), 10/21/31(3)	9,800,000	9,819,360
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(3)	3,300,000	3,310,727
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.19%, (3-month LIBOR plus 0.97%), 4/18/31(3)	6,050,000	6,030,327
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 1.48%, (3-month LIBOR plus 1.24%), 4/15/33(3)	13,100,000	13,181,944
Elmwood CLO VII Ltd., Series 2020-4A, Class A, VRN, 1.54%, (3-month LIBOR plus 1.39%), 1/17/34(3)	10,200,000	10,262,229
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(3)	6,500,000	6,484,955
Kayne CLO Ltd., Series 2019-6A, Class A1, VRN, 1.60%, (3-month LIBOR plus 1.38%), 1/20/33(3)	8,000,000	8,051,470
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 7/20/31(3)	6,000,000	5,975,701
KKR CLO Ltd., Series 2030A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(3)	9,750,000	9,802,906
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.50%, (3-month LIBOR plus 1.26%), 1/15/33(3)	11,000,000	11,015,113
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.22%, (3-month LIBOR plus 0.98%), 4/15/31(3)	7,725,000	7,727,654
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.57%, (3-month LIBOR plus 1.33%), 10/15/32(3)	8,700,000	8,771,628
Parallel Ltd., Series 2020-1A, Class A1, VRN, 1.98%, (3-month LIBOR plus 1.83%), 7/20/31(3)	11,450,000	11,530,789
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.41%, (3-month LIBOR plus 1.19%), 10/20/30(3)	9,550,000	9,581,978
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.55%, (3-month LIBOR plus 1.33%), 8/20/32(3)	7,900,000	7,945,910
Silver Creek CLO Ltd., Series 2014-1A, Class AR, VRN, 1.46%, (3-month LIBOR plus 1.24%), 7/20/30(3)	12,850,000	12,870,731
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 4/18/31(3)	9,585,000	9,589,328
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.51%, (3-month LIBOR plus 1.29%), 4/18/33(3)	3,800,000	3,808,207
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.29%, (3-month LIBOR plus 1.07%), 10/20/28(3)	7,000,000	7,005,228
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.18%, (3-month LIBOR plus 0.97%), 4/25/31(3)	7,400,000	7,372,217
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $208,203,328)		209,605,906
ASSET-BACKED SECURITIES — 2.5%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 0.97%, (1-month LIBOR plus 0.83%), 5/25/34	6,440,669	6,327,252
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	2,077,173	2,126,390
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(3)	4,000,000	4,018,179
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	12,800,000	12,663,981
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	4,536,531	4,849,387
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	9,963,104	10,148,782
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	1,690,128	1,730,224
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	627,139	628,540
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	622,719	626,306

MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	1,209,057	1,219,733
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	3,635,328	3,728,122
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	5,696,741	5,930,010
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	2,285,186	2,315,467
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	6,267,373	6,288,259
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	9,982,881	10,224,455
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	7,000,000	7,151,476
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(3)	5,413,482	5,603,464
Progress Residential Trust, Series 2020-SFR1, Class D, 2.38%, 4/17/37(3)	3,000,000	3,023,307
Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/17/37(3)	6,100,000	6,271,592
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	861,983	877,898
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	3,467,615	3,604,261
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	5,281,865	5,469,084
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	1,392,392	1,448,807
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	3,190,847	3,392,227
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	2,517,970	2,533,888
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	921,573	942,355
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	1,194,041	1,247,886
TOTAL ASSET-BACKED SECURITIES (Cost $112,988,599)		114,391,332
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,205,000	3,445,158
California State University Rev., 2.98%, 11/1/51	4,000,000	4,279,840
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,912,000
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	2,475,000	2,663,818
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	2,335,000	2,443,928
Houston GO, 3.96%, 3/1/47	1,090,000	1,348,483
Los Angeles Community College District GO, 6.75%, 8/1/49	1,530,000	2,753,801
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,575,000	2,137,354
Los Angeles Unified School District GO, 5.75%, 7/1/34	500,000	706,050
Metropolitan Government of Nashville & Davidson County GO, 5.71%, 7/1/34	375,000	506,029
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,390,000	1,821,414
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	629,499
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	132,230
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,406,000	2,360,618
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,585,785
New York City GO, 5.97%, 3/1/36	500,000	715,440
New York City GO, 6.27%, 12/1/37	335,000	507,776
New York City Water & Sewer System Rev., 5.95%, 6/15/42	1,425,000	2,243,121
New York State Dormitory Authority Rev., 3.19%, 2/15/43	500,000	546,080
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	3,430,000	3,498,874
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	655,007
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,000,000	1,394,950
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	3,915,000	4,413,575
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,575,000	2,184,005
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	490,000	701,861
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	480,000	726,677
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	850,000	900,260
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,552,111
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,355,000	1,456,869
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	1,320,000	1,692,108
State of California GO, 4.60%, 4/1/38	2,165,000	2,604,755
State of California GO, 7.55%, 4/1/39	900,000	1,582,137
State of California GO, 7.30%, 10/1/39	1,735,000	2,867,001

State of California GO, 7.60%, 11/1/40	455,000	824,051
TOTAL MUNICIPAL SECURITIES (Cost $53,619,837)		59,792,665
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FHLMC, 0.375%, 9/23/25	14,900,000	14,878,124
FNMA, 0.50%, 6/17/25	5,000,000	5,027,686
FNMA, 0.75%, 10/8/27	21,000,000	21,096,704
FNMA, 6.625%, 11/15/30	6,500,000	9,844,390
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,320,162)		50,846,904
EXCHANGE-TRADED FUNDS — 0.5%
iShares Preferred & Income Securities ETF (Cost $20,825,893)	558,600	21,511,686
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	920,000	937,802
Chile Government International Bond, 3.625%, 10/30/42	650,000	762,938
		1,700,740
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	3,170,000	3,232,877
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	20,801
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,791,734
Panama Government International Bond, 6.70%, 1/26/36	200,000	297,859
		2,089,593
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	1,315,000	2,073,486
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,840,000	1,841,982
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,740,220
Philippine Government International Bond, 6.375%, 10/23/34	830,000	1,220,693
		6,802,895
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	457,019
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,111,374
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	254,959
		1,823,352
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	972,569
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	425,850
		1,398,419
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,354,945)		19,142,163
PREFERRED STOCKS — 0.2%
Banks — 0.1%
JPMorgan Chase & Co., 4.60%	4,207,000	4,348,986
Capital Markets — 0.1%
Morgan Stanley, 3.85%	5,532,000	5,492,320
TOTAL PREFERRED STOCKS (Cost $9,212,740)		9,841,306
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Grace Trust, Series 2020-GRCE, Class A SEQ, 2.35%, 12/10/40(3) (Cost $6,693,645)	6,500,000	6,894,615

TEMPORARY CASH INVESTMENTS(4) — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $49,571,732), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $48,560,885)		48,560,561
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/15/23 - 10/15/23, valued at $61,926,318), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $60,712,405)		60,712,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,017,033	1,017,033
TOTAL TEMPORARY CASH INVESTMENTS (Cost $110,289,594)		110,289,594
TOTAL INVESTMENT SECURITIES — 110.9% (Cost $4,963,527,315)		5,085,533,816
OTHER ASSETS AND LIABILITIES(5) — (10.9)%		(501,488,411)
TOTAL NET ASSETS — 100.0%		$4,584,045,405

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,661,820	HUF	491,960,627	UBS AG	3/17/21	$4,723
USD	2,197,596	MXN	44,635,816	UBS AG	3/17/21	(27,292)
						$(22,569)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	51	March 2021	$7,041,984	$7,854
U.S. Treasury Long Bonds	77	March 2021	13,335,437	9,983
U.S. Treasury Ultra Bonds	39	March 2021	8,328,938	(67,119)
			$28,706,359	$(49,282)

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	507	March 2021	$79,274,203	$(304,781)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(507)	$148,088	$147,581

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USBMMY	-	U.S. Treasury Bill Money Market Yield
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,819,120.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $692,559,988, which represented 15.1% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(4)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $1,819,391.
(5)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,766,763,921	—
Corporate Bonds	—	1,217,233,574	—
U.S. Government Agency Mortgage-Backed Securities	—	1,210,468,351	—
Collateralized Mortgage Obligations	—	288,751,799	—
Collateralized Loan Obligations	—	209,605,906	—
Asset-Backed Securities	—	114,391,332	—
Municipal Securities	—	59,792,665	—
U.S. Government Agency Securities	—	50,846,904	—
Exchange-Traded Funds	21,511,686	—	—
Sovereign Governments and Agencies	—	19,142,163	—
Preferred Stocks	—	9,841,306	—
Commercial Mortgage-Backed Securities	—	6,894,615	—
Temporary Cash Investments	1,017,033	109,272,561	—
	22,528,719	5,063,005,097	—
Other Financial Instruments
Futures Contracts	17,837	—	—
Swap Agreements	—	147,581	—
Forward Foreign Currency Exchange Contracts	—	4,723	—
	17,837	152,304	—

Liabilities
Other Financial Instruments
Futures Contracts	371,900	—	—
Forward Foreign Currency Exchange Contracts	—	27,292	—
	371,900	27,292	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.